CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2021	$ 145	$ 1,250		$ (13,185,226)	$ (13,183,831)
Balance at the beginning (in shares) at Dec. 31, 2021	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Re-measurement for Class A common stock to redemption amount				(4,544,687)	(4,544,687)
Net income (loss)				3,925,770	3,925,770
Balance at the end at Dec. 31, 2022	$ 145	$ 1,250		(13,804,143)	(13,802,748)
Balance at the end (in shares) at Dec. 31, 2022	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Re-measurement for Class A common stock to redemption amount			$ (2,560,201)	(12,225,559)	(14,785,760)
Underwriter fee waiver			10,500,000		10,500,000
Excise tax liability				(2,159,147)	(2,159,147)
Net income (loss)				11,868,205	11,868,205
Balance at the end at Dec. 31, 2023	$ 145	$ 1,250	$ 7,939,799	$ (16,320,644)	$ (8,379,450)
Balance at the end (in shares) at Dec. 31, 2023	1,450,000	12,500,000